Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Participant - directed investments at fair value:
Total investments at fair value	$ 793,959,006	$ 687,728,630
Employer contributions receivable	6,467,685	4,600,728
Cash	1,089	0
Notes receivable from participants	7,129,084	7,763,223
Net Assets Available for Plan Benefits	807,556,864	700,092,581
Level 2
Participant - directed investments at fair value:
Total investments at fair value	14,118	13,768
Money market funds
Participant - directed investments at fair value:
Total investments at fair value	57,620,914	54,757,486
Money market funds | Level 2
Participant - directed investments at fair value:
Total investments at fair value	0	0
Mutual funds
Participant - directed investments at fair value:
Total investments at fair value	698,086,685	596,635,843
Mutual funds | Level 2
Participant - directed investments at fair value:
Total investments at fair value	0	0
Oppenheimer Holdings Inc. - Common stock
Participant - directed investments at fair value:
Total investments at fair value	38,237,289	36,321,533
Oppenheimer Holdings Inc. - Common stock | Level 2
Participant - directed investments at fair value:
Total investments at fair value	0	0
Cash surrender value life insurance policies
Participant - directed investments at fair value:
Total investments at fair value	14,118	13,768
Cash surrender value life insurance policies | Level 2
Participant - directed investments at fair value:
Total investments at fair value	$ 14,118	$ 13,768